Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is calculated using the straight-line method to allocate their costs to their residual values over their estimated useful lives, as follows:
Items	Useful life
Building	25 years
Leasehold improvements	Shorter of the lease terms or the estimated useful lives
Motor vehicles	4 years
Furniture, fixtures and equipment	5 years
Equipment for leasing	8 years

Schedule of Disaggregates the Group’s Revenue

The following table disaggregates the Group’s revenue for the six months ended March 31, 2024 and 2025:

	For the Six Months Ended March 31,
	2024	2025
	HK$	HK$
By revenue type
Security-related engineering services
Security systems and products and installation	43,719,185	54,123,745
Security systems maintenance services	9,861,830	10,941,037
Equipment leasing	2,628,120	2,321,530

	56,209,135	67,386,312
Security guarding and screening services
Security guarding services	29,206,933	33,454,343
Screening services	4,740,771	5,330,615
Related vocational training services	1,688,776	1,741,110

	35,636,480	40,526,068

Total	91,845,615	107,912,380

By timing of revenue recognition
Security-related engineering services
Goods and services transferred at a point in time	43,719,185	54,123,745
Services rendered over time	12,489,950	13,262,567
	56,209,135	67,386,312
Security guarding and screening services
Goods and services transferred at a point in time	—	—
Services rendered over time	35,636,480	40,526,068
	35,636,480	40,526,068
Total	91,845,615	107,912,380